INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Group Long term Investment Measured Under Equity method (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating Data [Abstract]
Total revenues	¥ 51,858	$ 7,742	¥ 17,775
Net loss	(1,046,857)	$ (156,292)	(1,076,481)
Balance Sheet Data [Abstract]
Current assets	4,314,678			$ 644,165	¥ 4,781,718
Current liabilities	589,999			$ 88,085	624,004
Long Term Investment under Equity Method
Operating Data [Abstract]
Total revenues	30,847
Gross profit (loss)	609		(506)
Loss from operations	(146,680)		(79,454)
Net loss	(142,316)		¥ (75,922)
I-Mab Hangzhou
Balance Sheet Data [Abstract]
Current assets	547,002				602,047
Non-current assets	1,333,948				1,207,132
Current liabilities	306,044				168,763
Non-current liabilities	228,726				176,436
Non-controlling interests	0				0
Other equity investments
Balance Sheet Data [Abstract]
Current assets	24,145				20,037
Non-current assets	85,750				40,000
Current liabilities	50				50
Non-current liabilities	0				0
Non-controlling interests	¥ 0				¥ 0